ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Classification of financial assets and financial liabilities [abstract]
Schedule of reconciliation of gross between line items in the statement of financial position and categories of financial instruments

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2025		at		debt		equity		Amortized		gross carrying
Assets (1)	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	19,354,710	Ps.	19,354,710
Trading assets	8		29,097,591		—		—		—		29,097,591
Debt securities			17,582,844		—		—		—		17,582,844
Equity securities			9,297,726		—		—		—		9,297,726
Derivative assets			2,217,021		—		—		—		2,217,021
Investment securities	9		—		28,455,957		1,599,479		9,205,457		39,260,893
Measured at fair value			—		28,455,957		1,599,479		—		30,055,436
Measured at amortized cost			—		—		—		9,205,457		9,205,457
Loans	11		—		—		—		192,655,943		192,655,943
Other accounts receivable	12		2,635,437		—		—		22,216,161		24,851,598
Measured at fair value (2)			2,635,437		—		—		—		2,635,437
Measured at amortized cost			—		—		—		22,216,161		22,216,161
Hedging derivative assets	10		236,558		—		—		—		236,558
Total financial assets		Ps.	31,969,586	Ps.	28,455,957	Ps.	1,599,479	Ps.	243,432,271	Ps.	305,457,293

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		gross carrying
Liabilities (3)	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	1,951,439	Ps.	—	Ps.	—	Ps.	—	Ps.	1,951,439
Hedging derivative liabilities	10		34,842		—		—		—		34,842
Customer deposits	20		—		—		—		207,405,238		207,405,238
Financial obligations	21		—		—		—		68,671,586		68,671,586
Total financial liabilities		Ps.	1,986,281	Ps.	—	Ps.	—	Ps.	276,076,824	Ps.	278,063,105

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) See Note 12.1 “Financial assets in concession arrangements”.

(3) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2024		at		debt		equity		Amortized		gross carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	16,998,859	Ps.	16,998,859

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2024		at		debt		equity		Amortized		gross carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Trading assets	8		20,163,214		—		—		—		20,163,214
Debt securities			11,937,414		—		—		—		11,937,414
Equity securities			7,256,506		—		—		—		7,256,506
Derivative assets			969,294		—		—		—		969,294
Investment securities	9		1,425		27,050,198		1,421,303		10,708,367		39,181,293
Measured at fair value			1,425		27,050,198		1,421,303		—		28,472,926
Measured at amortized cost			—		—		—		10,708,367		10,708,367
Loans	11		—		—		—		200,136,125		200,136,125
Other accounts receivable	12		4,181,835		—		—		24,138,538		28,320,373
Measured at fair value			4,181,835		—		—		—		4,181,835
Measured at amortized cost			—		—		—		24,138,538		24,138,538
Hedging derivative assets	10		54,019		—		—		—		54,019
Total financial assets		Ps.	24,400,493	Ps.	27,050,198	Ps.	1,421,303	Ps.	251,981,889	Ps.	304,853,883

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		gross carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	1,011,934	Ps.	—	Ps.	—	Ps.	—	Ps.	1,011,934
Hedging derivative liabilities	10		21,658		—		—		—		21,658
Customer deposits	20		—		—		—		200,872,177		200,872,177
Financial obligations	21		—		—		—		72,823,775		72,823,775
Total financial liabilities		Ps.	1,033,592	Ps.	—	Ps.	—	Ps.	273,695,952	Ps.	274,729,544

Schedule of interest income

	For the years ended
	2025		2024 (1)		2023 (1)
Loan Portfolio
Commercial	Ps.	11,525,606	Ps.	12,975,916	Ps.	13,849,612
Consumer		8,756,681		8,805,226		8,899,807
Mortgage		2,095,287		1,751,721		1,476,903
Microcredit		244		48,710		71,352
Interbank and overnight funds		85,577		158,813		129,720
Total interest income of loan portfolio	Ps.	22,463,395	Ps.	23,740,386	Ps.	24,427,394
Cash and cash equivalents		351,742		406,380		748,431
Other accounts receivable		154,223		220,447		177,652
Total interest income cash and cash equivalents and other accounts receivable	Ps.	505,965	Ps.	626,827	Ps.	926,083
Investments in debt securities		2,949,838		2,604,689		2,298,222
Total interest income	Ps.	25,919,198	Ps.	26,971,902	Ps.	27,651,699

(1) The information was modified based on MFG's discontinued operation; see note 13.B.

Schedule of interest expenses

		For the years ended
		2025		2024 (1)		2023 (1)
Interest expense
Deposits
Checking accounts	Ps.	(226,810)	Ps.	(245,215)	Ps.	(236,918)
Savings accounts		(4,493,611)		(5,396,372)		(5,928,961)
Interest of the derivative designated as the hedging instrument in savings accounts (2)		(5,707)		—		—
Time deposits		(8,357,587)		(8,921,856)		(9,482,449)
Interest of the derivative designated as the hedging instrument in time deposits (2)		(5,839)		(49,794)		(63,333)
Total Deposits	Ps.	(13,089,554)	Ps.	(14,613,237)	Ps.	(15,711,661)

Financial obligations
Interbank borrowings and overnight funds	Ps.	(1,598,036)	Ps.	(1,649,638)	Ps.	(1,842,126)
Interest of the derivative designated as the hedging instrument in interbank borrowings and overnight funds (2)		805		—		—
Borrowings from banks and similar		(1,216,271)		(1,373,146)		(1,357,299)
Leases contracts		(240,218)		(241,343)		(204,730)
Bonds issued		(1,542,457)		(1,676,593)		(2,049,348)
Borrowing from development entities		(362,136)		(490,534)		(591,285)
Total Financial obligations	Ps.	(4,958,313)	Ps.	(5,431,254)	Ps.	(6,044,788)

Total interest expense	Ps.	(18,047,867)	Ps.	(20,044,491)	Ps.	(21,756,449)

(1)  The information was modified based on MFG's discontinued operation; see note 13.B.

(2)  Corresponds to the coverage of interest expense for savings accounts, time deposits and interbank borrowings and overnight funds. See note 10.4 Impact on Interest Income and Expense Line Item from interest rate hedging.